Intangible Assets, Net	12 Months Ended
Dec. 31, 2014
Intangible Assets, Net [Abstract]
Intangible Assets, Net

NOTE 7:-      INTANGIBLE ASSETS, NET

a.         Intangible assets:

The following table sets forth the components of intangible assets associated with the Nera Acquisition:

	December 31,
	2013	2014
Original amounts:

Technology	$8,600	$8,600
Trademarks	800	800
Customer relationships *)	8,045	8,023

	17,445	17,423

Accumulated amortization:

Technology	3,625	4,854
Trademarks	800	800
Customer relationships	5,807	6,699

	10,232	12,353

Intangible assets, net	$7,213	$5,070

*)	Including functional currency translation adjustments related to Brazilian subsidiary.

Customer relationships represent relationships with customer through whom Nera generates its revenue, capable of being separated or divided from the entity and sold, or transferred.

Technology includes Nera's internally developed proprietary technologies, features, platforms, and offerings, capable of being separated or divided from the entity and sold, transferred, or licensed.

Trade names value consists of the right to use for two years Nera's trade names, trademarks, logos and URLs, capable of being separated or divided from the entity and sold, transferred, or licensed.

b.         Amortization expense for the years ended December 31, 2012, 2013 and 2014 amounted to $ 3,537, $ 2,534 and $ 2,121, respectively.

c.         The estimated future amortization expense of purchased intangible assets as of December 31, 2014 is as follows:

2015	$1,810
2016	1,665
2017	1,534
2018	61

$5,070